Right-of-Use Assets and Lease Liabilities - Schedule of Leases of Buildings (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Cost:
At beginning of period/year	$ 347,020	$ 256,898
Addition during the period/year		345,871
Early termination of a lease		(257,928)
Exchange realignment	(90)	2,179
At end of period/year	346,930	347,020
Accumulated depreciation:
At beginning of period/year	159,051	221,213
Depreciation for the period/year	86,377	158,800
Early termination of a lease		(222,100)
Exchange realignment	314	1,138
At end of period/year	245,742	159,051
Net carrying amount:	$ 101,188	$ 187,969